BORROWINGS - LONG TERM LOAN (Details)									1 Months Ended							12 Months Ended
	Jun. 15, 2018 USD ($)	Jun. 15, 2018 CNY (¥)	May 14, 2018 USD ($)	May 14, 2018 CNY (¥)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 CNY (¥)	Dec. 21, 2017 CNY (¥)	Dec. 14, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 30, 2018 USD ($)	Jan. 30, 2018 CNY (¥)	Dec. 13, 2017 CNY (¥)	Nov. 07, 2017 CNY (¥)	Oct. 30, 2017 CNY (¥)
Debt Instrument [Line Items]
Proceeds from Bank Debt																		¥ 203,450,000	¥ 411,745,000
Long-term bank loan									$ 45,965,000							$ 45,965,000		372,926,000		¥ 320,000,000
Less: current portion									(45,965,000)							$ (45,965,000)		(58,355,000)		(320,000,000)
Loans Payable, Noncurrent, Total																		314,571,000
Notice for early repayment of bank loans									24,419,000	¥ 170,000,000			$ 22,983,000	¥ 160,000,000			¥ 97,100,000
Threshold period for early repayment of bank loans																3 days	3 days
Early repayment of bank loans																$ 10,608,000	¥ 73,850,000	72,771,000	183,151,000
Carrying value of the bank loan									21,546,000							21,546,000				150,000,000
Future installment repayment
2020									2,059							2,059				14,336
2021									2,059							2,059				14,336
2022									2,059							2,059				14,336
2023									2,059							2,059				14,336
Total									10,295							10,295				71,682
Payments of Financing Costs																269,000	¥ 1,873,000	7,599,000	¥ 4,900,000
Bank B
Debt Instrument [Line Items]
Notice for early repayment of bank loans													24,419,000	170,000,000
Bank C
Debt Instrument [Line Items]
Notice for early repayment of bank loans													$ 22,983,000	¥ 160,000,000
Early repayment of bank loans											$ 1,436,000	¥ 10,000,000
Bank B and C
Debt Instrument [Line Items]
Carrying value of the bank loan									$ 83,596,000							$ 83,596,000				¥ 581,979,000
Bank B and C | Secured Debt
Debt Instrument [Line Items]
Long-term bank loan																		¥ 567,384,000
Bank of Fushun [Member] | Three-year credit facility
Debt Instrument [Line Items]
Interest rate (as a percent)																									8.00004%
Long-term Line of Credit																					$ 3,927,000	¥ 27,000,000	¥ 23,000,000	¥ 150,000,000	¥ 150,000,000
Future installment repayment
Debt Instrument, Face Amount																									240,000,000
Payments of Financing Costs															¥ 2,400,000
Line of Credit facility, Capital Expenditure																									¥ 90,000,000
Shenyang Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)								30.00%
Future installment repayment
Debt Instrument, Face Amount								¥ 220,000,000
Payments of Financing Costs	$ 13,090,000	¥ 90,000,000	$ 2,909,000	¥ 20,000,000	$ 7,272,000	¥ 50,000,000	¥ 40,000,000	¥ 6,775,000